Subsequent Events (Details)	Jan. 31, 2026 m	Jan. 09, 2026 USD ($) m	Dec. 31, 2025 m	Aug. 31, 2025 USD ($) m
Subsequent Event [Line Items]
Length of pool to be constructed			50	50
50 Meter Portable Pool
Subsequent Event [Line Items]
Length of pool to be constructed	50
Contractual obligation | $				$ 250,000
Subsequent Event
Subsequent Event [Line Items]
Length of pool to be constructed		50
Subsequent Event | 50 Meter Portable Pool
Subsequent Event [Line Items]
Contractual obligation | $		$ 6,100,000